SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Estimated useful life		7 years	7 years
Service [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenues		$ 317
Related Development Costs [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenues		180
Product [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenues		$ 221
Customer A [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Development expense	$ 500